Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Almacantar | Almacantar Group S.A.
Related Party Transaction [Line Items]
Ownership percentage					36.00%
Exor N.V.
Related Party Transaction [Line Items]
Related Party Advisory Services Agreement	$ 500	$ 500	$ 500
Exor N.V. | Real estate services [Member]
Related Party Transaction [Line Items]
Related Party Consulting Services Agreement	310	221	45
Exor N.V. | Investment advisory services [Member]
Related Party Transaction [Line Items]
Related Party Advisory Services Agreement	259	254	273
Exor N.V. | Private equity funds
Related Party Transaction [Line Items]
Payments to acquire investments				$ 500,000
Investment carrying value	1,039,000	948,000
Net realized and unrealized gain (loss) on related party investment	91,000	385,000	12,000
Exor N.V. | Other invested assets
Related Party Transaction [Line Items]
Investment carrying value	51,000	32,000
Retained earnings
Related Party Transaction [Line Items]
Dividends on common shares	$ 50,000	$ 199,386	$ 47,835